Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ivy Variable Insurance Portfolios
Entity Central Index Key	0000810016
Document Period End Date	Jun. 30, 2024
C000190645 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Asset Strategy Series(formerly, Delaware Ivy VIP Asset Strategy)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$32	0.61%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 587,744,453
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 1,555,929
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$587,744,453
Total number of portfolio holdings	356
Total advisory fees paid	$1,555,929
Portfolio turnover rate	42%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.77%
Agency Mortgage-Backed Securities	8.96%
Corporate Bonds	8.76%
US Treasury Obligations	8.43%
Bullion	4.22%
Short-Term Investments	2.46%
Non-Agency Commercial Mortgage-Backed Securities	1.93%
Exchange-Traded Funds	1.46%
Non-Agency Asset-Backed Securities	0.94%
Agency Commercial Mortgage-Backed Securities	0.76%
Top 10 equity holdings
Microsoft	3.62%
NVIDIA	2.70%
Alphabet Class A	2.33%
Amazon.com	2.14%
Taiwan Semiconductor Manufacturing	1.94%
Apple	1.81%
Eli Lilly & Co.	1.58%
KLA	1.39%
Mastercard Class A	1.30%
Salesforce	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.62%
NVIDIA	2.70%
Alphabet Class A	2.33%
Amazon.com	2.14%
Taiwan Semiconductor Manufacturing	1.94%
Apple	1.81%
Eli Lilly & Co.	1.58%
KLA	1.39%
Mastercard Class A	1.30%
Salesforce	1.27%

C000017158 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Asset Strategy Series(formerly, Delaware Ivy VIP Asset Strategy)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$45	0.86%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 587,744,453
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 1,555,929
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$587,744,453
Total number of portfolio holdings	356
Total advisory fees paid	$1,555,929
Portfolio turnover rate	42%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.77%
Agency Mortgage-Backed Securities	8.96%
Corporate Bonds	8.76%
US Treasury Obligations	8.43%
Bullion	4.22%
Short-Term Investments	2.46%
Non-Agency Commercial Mortgage-Backed Securities	1.93%
Exchange-Traded Funds	1.46%
Non-Agency Asset-Backed Securities	0.94%
Agency Commercial Mortgage-Backed Securities	0.76%
Top 10 equity holdings
Microsoft	3.62%
NVIDIA	2.70%
Alphabet Class A	2.33%
Amazon.com	2.14%
Taiwan Semiconductor Manufacturing	1.94%
Apple	1.81%
Eli Lilly & Co.	1.58%
KLA	1.39%
Mastercard Class A	1.30%
Salesforce	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.62%
NVIDIA	2.70%
Alphabet Class A	2.33%
Amazon.com	2.14%
Taiwan Semiconductor Manufacturing	1.94%
Apple	1.81%
Eli Lilly & Co.	1.58%
KLA	1.39%
Mastercard Class A	1.30%
Salesforce	1.27%

C000017168 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Smid Cap Core Series(formerly, Delaware Ivy VIP Smid Cap Core)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Smid Cap Core Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$60	1.18%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[3]
Net Assets	$ 213,386,899
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 921,945
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$213,386,899
Total number of portfolio holdings	131
Total advisory fees paid	$921,945
Portfolio turnover rate	5%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Technology	14.30%
Financials	13.40%
Healthcare	13.16%
Capital Goods	11.78%
Basic Materials	8.46%
Real Estate Investment Trusts	7.03%
Energy	5.24%
Business Services	4.98%
Consumer Discretionary	4.60%
Transportation	3.70%

Top 10 equity holdings
PTC	1.67%
Chesapeake Energy	1.60%
Liberty Energy	1.58%
East West Bancorp	1.52%
Casey's General Stores	1.45%
Dick's Sporting Goods	1.40%
Stifel Financial	1.40%
Reliance	1.35%
Kirby	1.33%
Minerals Technologies	1.33%

Largest Holdings [Text Block]
Top 10 equity holdings
PTC	1.67%
Chesapeake Energy	1.60%
Liberty Energy	1.58%
East West Bancorp	1.52%
Casey's General Stores	1.45%
Dick's Sporting Goods	1.40%
Stifel Financial	1.40%
Reliance	1.35%
Kirby	1.33%
Minerals Technologies	1.33%

C000017171 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Corporate Bond Series(formerly, Delaware Ivy VIP Corporate Bond)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Corporate Bond Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$39	0.79%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[4]
Net Assets	$ 537,448,990
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 1,300,404
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$537,448,990
Total number of portfolio holdings	244
Total advisory fees paid	$1,300,404
Portfolio turnover rate	85%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.08%
Energy	12.05%
Electric	10.80%
Consumer Non-Cyclical	8.44%
Capital Goods	7.24%
Communications	6.96%
Consumer Cyclical	5.89%
Insurance	5.79%
Technology	5.09%
Finance Companies	3.59%

C000057546 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Conservative Series(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$5	0.09%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[5]
Net Assets	$ 126,091,847
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$126,091,847
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	44.67%
Global / International Equity Fund	15.01%
US Equity Funds	40.10%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.86%
Macquarie VIP International Core Equity Series Service Class	15.01%
Macquarie VIP Limited-Term Bond Series Service Class	14.81%
Macquarie VIP Core Equity Series Service Class	13.81%
Macquarie VIP Growth Series Service Class	10.23%
Macquarie VIP Value Series Service Class	10.20%
Macquarie VIP Smid Cap Core Series Service Class	4.04%
Macquarie VIP High Income Series Standard Class	1.00%
Macquarie VIP Small Cap Growth Series Standard Class	0.92%
Macquarie VIP Mid Cap Growth Series Standard Class	0.90%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.86%
Macquarie VIP International Core Equity Series Service Class	15.01%
Macquarie VIP Limited-Term Bond Series Service Class	14.81%
Macquarie VIP Core Equity Series Service Class	13.81%
Macquarie VIP Growth Series Service Class	10.23%
Macquarie VIP Value Series Service Class	10.20%
Macquarie VIP Smid Cap Core Series Service Class	4.04%
Macquarie VIP High Income Series Standard Class	1.00%
Macquarie VIP Small Cap Growth Series Standard Class	0.92%
Macquarie VIP Mid Cap Growth Series Standard Class	0.90%

C000129560 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderate – Managed Volatility Series(formerly, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[6]
Net Assets	$ 417,284,443
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 427,151
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$417,284,443
Total number of portfolio holdings	10
Total advisory fees paid	$427,151
Portfolio turnover rate	33%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.03%
Fixed Income Funds	34.06%
Global / International Equity Fund	19.66%
US Equity Funds	44.31%
Short-Term Investments	1.79%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	23.70%
Macquarie VIP International Core Equity Series Service Class	19.66%
Macquarie VIP Core Equity Series Service Class	15.24%
Macquarie VIP Growth Series Service Class	11.33%
Macquarie VIP Value Series Service Class	11.30%
Macquarie VIP Limited-Term Bond Series Service Class	9.62%
Macquarie VIP Smid Cap Core Series Service Class	4.46%
Macquarie VIP Small Cap Growth Series Standard Class	1.00%
Macquarie VIP Mid Cap Growth Series Standard Class	0.98%
Macquarie VIP High Income Series Standard Class	0.74%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	23.70%
Macquarie VIP International Core Equity Series Service Class	19.66%
Macquarie VIP Core Equity Series Service Class	15.24%
Macquarie VIP Growth Series Service Class	11.33%
Macquarie VIP Value Series Service Class	11.30%
Macquarie VIP Limited-Term Bond Series Service Class	9.62%
Macquarie VIP Smid Cap Core Series Service Class	4.46%
Macquarie VIP Small Cap Growth Series Standard Class	1.00%
Macquarie VIP Mid Cap Growth Series Standard Class	0.98%
Macquarie VIP High Income Series Standard Class	0.74%

C000190650 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Energy Series(formerly, Delaware Ivy VIP Energy)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$51	0.99%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[7]
Net Assets	$ 82,230,121
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 344,926
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$82,230,121
Total number of portfolio holdings	30
Total advisory fees paid	$344,926
Portfolio turnover rate	19%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	52.07%
Integrated Oil & Gas	13.71%
Oil & Gas Equipment & Services	9.58%
Oil & Gas Refining & Marketing	8.76%
Oil & Gas Drilling	5.46%
Oil & Gas Storage & Transportation	3.87%
Electrical Components & Equipment	2.08%
Agricultural Products	1.58%
Coal & Consumable Fuels	0.91%
Renewable Electricity	0.56%
Heavy Electrical Equipment	0.51%

Top 10 equity holdings
Shell	8.63%
Schlumberger	6.74%
Permian Resources	6.22%
Chord Energy	6.19%
ConocoPhillips	5.92%
Tourmaline Oil	5.53%
Valaris	5.46%
Diamondback Energy	4.95%
Kimbell Royalty Partners	4.85%
Valero Energy	4.56%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	8.63%
Schlumberger	6.74%
Permian Resources	6.22%
Chord Energy	6.19%
ConocoPhillips	5.92%
Tourmaline Oil	5.53%
Valaris	5.46%
Diamondback Energy	4.95%
Kimbell Royalty Partners	4.85%
Valero Energy	4.56%

C000032174 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Energy Series(formerly, Delaware Ivy VIP Energy)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$63	1.24%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%	[8]
Net Assets	$ 82,230,121
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 344,926
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$82,230,121
Total number of portfolio holdings	30
Total advisory fees paid	$344,926
Portfolio turnover rate	19%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	52.07%
Integrated Oil & Gas	13.71%
Oil & Gas Equipment & Services	9.58%
Oil & Gas Refining & Marketing	8.76%
Oil & Gas Drilling	5.46%
Oil & Gas Storage & Transportation	3.87%
Electrical Components & Equipment	2.08%
Agricultural Products	1.58%
Coal & Consumable Fuels	0.91%
Renewable Electricity	0.56%
Heavy Electrical Equipment	0.51%

Top 10 equity holdings
Shell	8.63%
Schlumberger	6.74%
Permian Resources	6.22%
Chord Energy	6.19%
ConocoPhillips	5.92%
Tourmaline Oil	5.53%
Valaris	5.46%
Diamondback Energy	4.95%
Kimbell Royalty Partners	4.85%
Valero Energy	4.56%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	8.63%
Schlumberger	6.74%
Permian Resources	6.22%
Chord Energy	6.19%
ConocoPhillips	5.92%
Tourmaline Oil	5.53%
Valaris	5.46%
Diamondback Energy	4.95%
Kimbell Royalty Partners	4.85%
Valero Energy	4.56%

C000057545 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderate Series(formerly, Delaware Ivy VIP Pathfinder Moderate)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Pathfinder Moderate Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$3	0.06%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[9]
Net Assets	$ 408,503,410
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$408,503,410
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	31%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	34.67%
Global / International Equity Fund	20.00%
US Equity Funds	45.10%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	24.13%
Macquarie VIP International Core Equity Series Service Class	20.00%
Macquarie VIP Core Equity Series Service Class	15.51%
Macquarie VIP Growth Series Service Class	11.53%
Macquarie VIP Value Series Service Class	11.49%
Macquarie VIP Limited-Term Bond Series Service Class	9.79%
Macquarie VIP Smid Cap Core Series Service Class	4.55%
Macquarie VIP Small Cap Growth Series Standard Class	1.02%
Macquarie VIP Mid Cap Growth Series Standard Class	1.00%
Macquarie VIP High Income Series Standard Class	0.75%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	24.13%
Macquarie VIP International Core Equity Series Service Class	20.00%
Macquarie VIP Core Equity Series Service Class	15.51%
Macquarie VIP Growth Series Service Class	11.53%
Macquarie VIP Value Series Service Class	11.49%
Macquarie VIP Limited-Term Bond Series Service Class	9.79%
Macquarie VIP Smid Cap Core Series Service Class	4.55%
Macquarie VIP Small Cap Growth Series Standard Class	1.02%
Macquarie VIP Mid Cap Growth Series Standard Class	1.00%
Macquarie VIP High Income Series Standard Class	0.75%

C000091476 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Limited-Term Bond Series(formerly, Delaware Ivy VIP Limited-Term Bond)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Limited-Term Bond Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$40	0.80%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[10]
Net Assets	$ 185,716,075
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 396,284
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$185,716,075
Total number of portfolio holdings	171
Total advisory fees paid	$396,284
Portfolio turnover rate	98%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Corporate Bonds	38.71%
US Treasury Obligations	25.91%
Non-Agency Asset-Backed Securities	18.15%
Collateralized Debt Obligations	5.07%
Agency Commercial Mortgage-Backed Securities	3.99%
Agency Mortgage-Backed Securities	3.01%
Non-Agency Collateralized Mortgage Obligations	2.68%
Agency Collateralized Mortgage Obligations	0.19%

C000129562 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$22	0.43%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[11]
Net Assets	$ 28,522,366
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 15,920
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$28,522,366
Total number of portfolio holdings	10
Total advisory fees paid	$15,920
Portfolio turnover rate	33%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.08%
Fixed Income Funds	43.92%
Global / International Equity Fund	14.75%
US Equity Funds	39.41%
Short-Term Investments	1.78%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.37%
Macquarie VIP International Core Equity Series Service Class	14.75%
Macquarie VIP Limited-Term Bond Series Service Class	14.57%
Macquarie VIP Core Equity Series Service Class	13.58%
Macquarie VIP Growth Series Service Class	10.06%
Macquarie VIP Value Series Service Class	10.02%
Macquarie VIP Smid Cap Core Series Service Class	3.97%
Macquarie VIP High Income Series Standard Class	0.98%
Macquarie VIP Small Cap Growth Series Standard Class	0.90%
Macquarie VIP Mid Cap Growth Series Standard Class	0.88%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.37%
Macquarie VIP International Core Equity Series Service Class	14.75%
Macquarie VIP Limited-Term Bond Series Service Class	14.57%
Macquarie VIP Core Equity Series Service Class	13.58%
Macquarie VIP Growth Series Service Class	10.06%
Macquarie VIP Value Series Service Class	10.02%
Macquarie VIP Smid Cap Core Series Service Class	3.97%
Macquarie VIP High Income Series Standard Class	0.98%
Macquarie VIP Small Cap Growth Series Standard Class	0.90%
Macquarie VIP Mid Cap Growth Series Standard Class	0.88%

C000246484 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP International Core Equity Series(formerly, Delaware Ivy VIP International Core Equity)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the period March 28, 2024 (Standard Class' inception) through June 30, 2024?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$22	0.86%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.86%	[12]
Net Assets	$ 806,327,044
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,900,237
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$806,327,044
Total number of portfolio holdings	54
Total advisory fees paid	$2,900,237
Portfolio turnover rate	30%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
France	14.25%
Japan	11.82%
Germany	11.21%
India	7.75%
Netherlands	7.35%
Brazil	6.67%
United Kingdom	5.93%
South Korea	4.43%
Taiwan	4.28%
Denmark	3.82%

Sector allocation
Financials	21.82%
Information Technology	14.49%
Industrials	12.83%
Consumer Discretionary	12.16%
Healthcare	9.69%
Consumer Staples	8.61%
Communication Services	7.91%
Energy	7.19%
Materials	3.04%
Utilities	1.53%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.28%
Dollarama	3.49%
MercadoLibre	3.12%
Novo Nordisk Class B	3.06%
SAP	2.99%
Deutsche Telekom	2.74%
Mitsubishi UFJ Financial Group	2.67%
Thales	2.60%
KB Financial Group	2.39%
Shell	2.38%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.28%
Dollarama	3.49%
MercadoLibre	3.12%
Novo Nordisk Class B	3.06%
SAP	2.99%
Deutsche Telekom	2.74%
Mitsubishi UFJ Financial Group	2.67%
Thales	2.60%
KB Financial Group	2.39%
Shell	2.38%

C000017159 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP International Core Equity Series(formerly, Delaware Ivy VIP International Core Equity)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$59	1.15%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[13]
Net Assets	$ 806,327,044
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,900,237
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$806,327,044
Total number of portfolio holdings	54
Total advisory fees paid	$2,900,237
Portfolio turnover rate	30%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
France	14.25%
Japan	11.82%
Germany	11.21%
India	7.75%
Netherlands	7.35%
Brazil	6.67%
United Kingdom	5.93%
South Korea	4.43%
Taiwan	4.28%
Denmark	3.82%

Sector allocation
Financials	21.82%
Information Technology	14.49%
Industrials	12.83%
Consumer Discretionary	12.16%
Healthcare	9.69%
Consumer Staples	8.61%
Communication Services	7.91%
Energy	7.19%
Materials	3.04%
Utilities	1.53%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.28%
Dollarama	3.49%
MercadoLibre	3.12%
Novo Nordisk Class B	3.06%
SAP	2.99%
Deutsche Telekom	2.74%
Mitsubishi UFJ Financial Group	2.67%
Thales	2.60%
KB Financial Group	2.39%
Shell	2.38%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.28%
Dollarama	3.49%
MercadoLibre	3.12%
Novo Nordisk Class B	3.06%
SAP	2.99%
Deutsche Telekom	2.74%
Mitsubishi UFJ Financial Group	2.67%
Thales	2.60%
KB Financial Group	2.39%
Shell	2.38%

C000129561 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$16	0.31%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[14]
Net Assets	$ 64,593,226
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 56,981
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$64,593,226
Total number of portfolio holdings	10
Total advisory fees paid	$56,981
Portfolio turnover rate	36%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.06%
Fixed Income Funds	24.24%
Global / International Equity Fund	24.57%
US Equity Funds	49.25%
Short-Term Investments	1.79%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	24.57%
Macquarie VIP Corporate Bond Series Service Class	19.07%
Macquarie VIP Core Equity Series Service Class	16.92%
Macquarie VIP Growth Series Service Class	12.62%
Macquarie VIP Value Series Service Class	12.57%
Macquarie VIP Smid Cap Core Series Service Class	4.96%
Macquarie VIP Limited-Term Bond Series Service Class	4.68%
Macquarie VIP Small Cap Growth Series Standard Class	1.10%
Macquarie VIP Mid Cap Growth Series Standard Class	1.08%
Macquarie VIP High Income Series Standard Class	0.49%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	24.57%
Macquarie VIP Corporate Bond Series Service Class	19.07%
Macquarie VIP Core Equity Series Service Class	16.92%
Macquarie VIP Growth Series Service Class	12.62%
Macquarie VIP Value Series Service Class	12.57%
Macquarie VIP Smid Cap Core Series Service Class	4.96%
Macquarie VIP Limited-Term Bond Series Service Class	4.68%
Macquarie VIP Small Cap Growth Series Standard Class	1.10%
Macquarie VIP Mid Cap Growth Series Standard Class	1.08%
Macquarie VIP High Income Series Standard Class	0.49%

C000017174 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Natural Resources Series(formerly, Delaware Ivy VIP Natural Resources)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Natural Resources Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$64	1.27%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%	[15]
Net Assets	$ 79,673,632
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 347,519
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$79,673,632
Total number of portfolio holdings	40
Total advisory fees paid	$347,519
Portfolio turnover rate	22%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	16.20%
Diversified Metals & Mining	14.96%
Gold	14.44%
Integrated Oil & Gas	8.92%
Fertilizers & Agricultural Chemicals	8.08%
Oil & Gas Equipment & Services	4.77%
Construction Materials	3.84%
Forest Products	3.42%
Aluminum	3.11%
Copper	2.62%

Top 10 equity holdings
Shell	6.90%
Newmont	6.89%
Anglo American	5.09%
CF Industries Holdings	4.84%
Schlumberger	4.77%
Wheaton Precious Metals	3.91%
Glencore	3.89%
CRH	3.84%
Endeavour Mining	3.64%
Hudbay Minerals	3.64%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	6.90%
Newmont	6.89%
Anglo American	5.09%
CF Industries Holdings	4.84%
Schlumberger	4.77%
Wheaton Precious Metals	3.91%
Glencore	3.89%
CRH	3.84%
Endeavour Mining	3.64%
Hudbay Minerals	3.64%

C000017177 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Global Growth Series(formerly, Delaware Ivy VIP Global Growth)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Global Growth Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$58	1.09%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[16]
Net Assets	$ 167,688,950
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 502,983
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$167,688,950
Total number of portfolio holdings	60
Total advisory fees paid	$502,983
Portfolio turnover rate	28%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United States	64.60%
France	6.52%
Germany	4.55%
Japan	4.30%
India	3.72%
Taiwan	3.14%
Brazil	1.80%
Netherlands	1.78%
Italy	1.46%
United Kingdom	1.31%

Sector allocation
Information Technology	26.56%
Financials	14.81%
Healthcare	12.12%
Communication Services	10.89%
Industrials	10.79%
Consumer Discretionary	10.09%
Consumer Staples	6.09%
Energy	4.66%
Utilities	1.84%
Materials	1.31%

Top 10 equity holdings
Microsoft	5.85%
NVIDIA	4.37%
Alphabet Class A	3.78%
Amazon.com	3.48%
Taiwan Semiconductor Manufacturing	3.14%
Apple	2.93%
Eli Lilly & Co.	2.55%
KLA	2.26%
Mastercard Class A	2.10%
Salesforce	2.05%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.85%
NVIDIA	4.37%
Alphabet Class A	3.78%
Amazon.com	3.48%
Taiwan Semiconductor Manufacturing	3.14%
Apple	2.93%
Eli Lilly & Co.	2.55%
KLA	2.26%
Mastercard Class A	2.10%
Salesforce	2.05%

C000057544 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Aggressive Series(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$3	0.06%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[17]
Net Assets	$ 505,654,037
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$505,654,037
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	36%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	24.67%
Global / International Equity Fund	25.00%
US Equity Funds	50.10%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	25.00%
Macquarie VIP Corporate Bond Series Service Class	19.40%
Macquarie VIP Core Equity Series Service Class	17.21%
Macquarie VIP Growth Series Service Class	12.83%
Macquarie VIP Value Series Service Class	12.79%
Macquarie VIP Smid Cap Core Series Service Class	5.05%
Macquarie VIP Limited-Term Bond Series Service Class	4.77%
Macquarie VIP Small Cap Growth Series Standard Class	1.12%
Macquarie VIP Mid Cap Growth Series Standard Class	1.10%
Macquarie VIP High Income Series Standard Class	0.50%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	25.00%
Macquarie VIP Corporate Bond Series Service Class	19.40%
Macquarie VIP Core Equity Series Service Class	17.21%
Macquarie VIP Growth Series Service Class	12.83%
Macquarie VIP Value Series Service Class	12.79%
Macquarie VIP Smid Cap Core Series Service Class	5.05%
Macquarie VIP Limited-Term Bond Series Service Class	4.77%
Macquarie VIP Small Cap Growth Series Standard Class	1.12%
Macquarie VIP Mid Cap Growth Series Standard Class	1.10%
Macquarie VIP High Income Series Standard Class	0.50%

C000057547 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Conservative Series(formerly, Delaware Ivy VIP Pathfinder Conservative)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Pathfinder Conservative Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$6	0.12%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[18]
Net Assets	$ 74,677,548
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$74,677,548
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.80%
Fixed Income Funds	54.69%
Global / International Equity Fund	10.01%
US Equity Funds	35.10%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	33.60%
Macquarie VIP Limited-Term Bond Series Service Class	19.84%
Macquarie VIP Core Equity Series Service Class	12.12%
Macquarie VIP International Core Equity Series Service Class	10.01%
Macquarie VIP Growth Series Service Class	8.93%
Macquarie VIP Value Series Service Class	8.90%
Macquarie VIP Smid Cap Core Series Service Class	3.54%
Macquarie VIP High Income Series Standard Class	1.25%
Macquarie VIP Small Cap Growth Series Standard Class	0.81%
Macquarie VIP Mid Cap Growth Series Standard Class	0.80%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	33.60%
Macquarie VIP Limited-Term Bond Series Service Class	19.84%
Macquarie VIP Core Equity Series Service Class	12.12%
Macquarie VIP International Core Equity Series Service Class	10.01%
Macquarie VIP Growth Series Service Class	8.93%
Macquarie VIP Value Series Service Class	8.90%
Macquarie VIP Smid Cap Core Series Service Class	3.54%
Macquarie VIP High Income Series Standard Class	1.25%
Macquarie VIP Small Cap Growth Series Standard Class	0.81%
Macquarie VIP Mid Cap Growth Series Standard Class	0.80%

C000190647 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Mid Cap Growth Series(formerly, Delaware Ivy VIP Mid Cap Growth)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$42	0.85%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[19]
Net Assets	$ 414,053,077
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,964,554
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$414,053,077
Total number of portfolio holdings	65
Total advisory fees paid	$1,964,554
Portfolio turnover rate	13%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	28.09%
Healthcare	19.72%
Industrials	18.38%
Consumer Discretionary	12.47%
Financials	7.16%
Communication Services	6.01%
Real Estate	4.23%
Consumer Staples	2.16%
Materials	1.63%

Top 10 equity holdings
CoStar Group	4.23%
Pinterest Class A	3.31%
Monolithic Power Systems	3.00%
Trade Desk Class A	2.70%
Dexcom	2.39%
Tyler Technologies	2.22%
Universal Display	2.19%
HEICO Class A	2.17%
MarketAxess Holdings	2.17%
Teradyne	2.16%

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	4.23%
Pinterest Class A	3.31%
Monolithic Power Systems	3.00%
Trade Desk Class A	2.70%
Dexcom	2.39%
Tyler Technologies	2.22%
Universal Display	2.19%
HEICO Class A	2.17%
MarketAxess Holdings	2.17%
Teradyne	2.16%

C000017162 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Mid Cap Growth Series(formerly, Delaware Ivy VIP Mid Cap Growth)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$55	1.10%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[20]
Net Assets	$ 414,053,077
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,964,554
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$414,053,077
Total number of portfolio holdings	65
Total advisory fees paid	$1,964,554
Portfolio turnover rate	13%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	28.09%
Healthcare	19.72%
Industrials	18.38%
Consumer Discretionary	12.47%
Financials	7.16%
Communication Services	6.01%
Real Estate	4.23%
Consumer Staples	2.16%
Materials	1.63%

Top 10 equity holdings
CoStar Group	4.23%
Pinterest Class A	3.31%
Monolithic Power Systems	3.00%
Trade Desk Class A	2.70%
Dexcom	2.39%
Tyler Technologies	2.22%
Universal Display	2.19%
HEICO Class A	2.17%
MarketAxess Holdings	2.17%
Teradyne	2.16%

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	4.23%
Pinterest Class A	3.31%
Monolithic Power Systems	3.00%
Trade Desk Class A	2.70%
Dexcom	2.39%
Tyler Technologies	2.22%
Universal Display	2.19%
HEICO Class A	2.17%
MarketAxess Holdings	2.17%
Teradyne	2.16%

C000203521 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Growth Series(formerly, Delaware Ivy VIP Small Cap Growth)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$46	0.89%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[21]
Net Assets	$ 211,183,833
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 849,335
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$211,183,833
Total number of portfolio holdings	73
Total advisory fees paid	$849,335
Portfolio turnover rate	34%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	24.33%
Healthcare	21.60%
Industrials	21.11%
Consumer Discretionary	13.10%
Financials	7.55%
Consumer Staples	3.85%
Energy	2.72%
Materials	2.59%
Communication Services	1.23%

Top 10 equity holdings
CyberArk Software	4.18%
Parsons	2.87%
Federal Signal	2.62%
ATI	2.59%
Clean Harbors	2.56%
Onto Innovation	2.48%
Red Rock Resorts Class A	2.22%
Vericel	2.20%
Verra Mobility	2.11%
Varonis Systems	1.97%

Largest Holdings [Text Block]
Top 10 equity holdings
CyberArk Software	4.18%
Parsons	2.87%
Federal Signal	2.62%
ATI	2.59%
Clean Harbors	2.56%
Onto Innovation	2.48%
Red Rock Resorts Class A	2.22%
Vericel	2.20%
Verra Mobility	2.11%
Varonis Systems	1.97%

C000017167 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Growth Series(formerly, Delaware Ivy VIP Small Cap Growth)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$59	1.14%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[22]
Net Assets	$ 211,183,833
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 849,335
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$211,183,833
Total number of portfolio holdings	73
Total advisory fees paid	$849,335
Portfolio turnover rate	34%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	24.33%
Healthcare	21.60%
Industrials	21.11%
Consumer Discretionary	13.10%
Financials	7.55%
Consumer Staples	3.85%
Energy	2.72%
Materials	2.59%
Communication Services	1.23%

Top 10 equity holdings
CyberArk Software	4.18%
Parsons	2.87%
Federal Signal	2.62%
ATI	2.59%
Clean Harbors	2.56%
Onto Innovation	2.48%
Red Rock Resorts Class A	2.22%
Vericel	2.20%
Verra Mobility	2.11%
Varonis Systems	1.97%

Largest Holdings [Text Block]
Top 10 equity holdings
CyberArk Software	4.18%
Parsons	2.87%
Federal Signal	2.62%
ATI	2.59%
Clean Harbors	2.56%
Onto Innovation	2.48%
Red Rock Resorts Class A	2.22%
Vericel	2.20%
Verra Mobility	2.11%
Varonis Systems	1.97%

C000190648 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Science and Technology Series(formerly, Delaware Ivy VIP Science and Technology)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$50	0.90%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[23]
Net Assets	$ 662,051,971
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,612,589
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$662,051,971
Total number of portfolio holdings	34
Total advisory fees paid	$2,612,589
Portfolio turnover rate	18%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	68.08%
Communication Services	17.26%
Consumer Discretionary	7.91%
Healthcare	4.25%
Industrials	2.16%

Top 10 equity holdings
NVIDIA	10.53%
Microsoft	8.93%
Meta Platforms Class A	8.66%
Seagate Technology Holdings	5.59%
Broadcom	5.19%
Amazon.com	4.77%
ASML Holding	4.13%
Pinterest Class A	4.06%
Lam Research	4.03%
SAP ADR	3.21%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	10.53%
Microsoft	8.93%
Meta Platforms Class A	8.66%
Seagate Technology Holdings	5.59%
Broadcom	5.19%
Amazon.com	4.77%
ASML Holding	4.13%
Pinterest Class A	4.06%
Lam Research	4.03%
SAP ADR	3.21%

C000017166 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Science and Technology Series(formerly, Delaware Ivy VIP Science and Technology)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$64	1.15%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.15%	[24]
Net Assets	$ 662,051,971
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,612,589
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$662,051,971
Total number of portfolio holdings	34
Total advisory fees paid	$2,612,589
Portfolio turnover rate	18%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	68.08%
Communication Services	17.26%
Consumer Discretionary	7.91%
Healthcare	4.25%
Industrials	2.16%

Top 10 equity holdings
NVIDIA	10.53%
Microsoft	8.93%
Meta Platforms Class A	8.66%
Seagate Technology Holdings	5.59%
Broadcom	5.19%
Amazon.com	4.77%
ASML Holding	4.13%
Pinterest Class A	4.06%
Lam Research	4.03%
SAP ADR	3.21%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	10.53%
Microsoft	8.93%
Meta Platforms Class A	8.66%
Seagate Technology Holdings	5.59%
Broadcom	5.19%
Amazon.com	4.77%
ASML Holding	4.13%
Pinterest Class A	4.06%
Lam Research	4.03%
SAP ADR	3.21%

C000017169 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Balanced Series(formerly, Delaware Ivy VIP Balanced)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Balanced Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$54	1.04%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[25]
Net Assets	$ 221,097,512
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 750,736
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$221,097,512
Total number of portfolio holdings	326
Total advisory fees paid	$750,736
Portfolio turnover rate	46%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.68%
Agency Mortgage-Backed Securities	9.59%
Corporate Bonds	9.19%
US Treasury Obligations	8.49%
Short-Term Investments	4.04%
Exchange-Traded Funds	2.97%
Non-Agency Commercial Mortgage-Backed Securities	2.86%
Non-Agency Asset-Backed Securities	1.19%
Agency Collateralized Mortgage Obligations	0.65%
Non-Agency Collateralized Mortgage Obligations	0.51%
Top 10 equity holdings
Microsoft	5.06%
NVIDIA	3.28%
Apple	2.79%
Amazon.com	2.38%
Alphabet Class A	2.05%
KKR & Co.	1.84%
HCA Healthcare	1.77%
Taiwan Semiconductor Manufacturing ADR	1.76%
UnitedHealth Group	1.70%
Applied Materials	1.68%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.06%
NVIDIA	3.28%
Apple	2.79%
Amazon.com	2.38%
Alphabet Class A	2.05%
KKR & Co.	1.84%
HCA Healthcare	1.77%
Taiwan Semiconductor Manufacturing ADR	1.76%
UnitedHealth Group	1.70%
Applied Materials	1.68%

C000017172 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Core Equity Series(formerly, Delaware Ivy VIP Core Equity)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Core Equity Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$51	0.95%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[26]
Net Assets	$ 671,616,834
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,948,419
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$671,616,834
Total number of portfolio holdings	47
Total advisory fees paid	$1,948,419
Portfolio turnover rate	23%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	33.86%
Financials	22.11%
Healthcare	10.35%
Communication Services	8.75%
Consumer Discretionary	7.53%
Industrials	4.90%
Materials	4.77%
Consumer Staples	4.04%
Energy	1.87%
Utilities	1.13%

Top 10 equity holdings
Microsoft	8.25%
NVIDIA	5.38%
Alphabet Class A	5.36%
Apple	4.58%
Amazon.com	3.92%
KKR & Co.	3.01%
Taiwan Semiconductor Manufacturing ADR	2.89%
HCA Healthcare	2.88%
UnitedHealth Group	2.81%
Applied Materials	2.68%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	8.25%
NVIDIA	5.38%
Alphabet Class A	5.36%
Apple	4.58%
Amazon.com	3.92%
KKR & Co.	3.01%
Taiwan Semiconductor Manufacturing ADR	2.89%
HCA Healthcare	2.88%
UnitedHealth Group	2.81%
Applied Materials	2.68%

C000017175 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Growth Series(formerly, Delaware Ivy VIP Growth)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Growth Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$54	1.01%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[27]
Net Assets	$ 726,611,242
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,491,581
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$726,611,242
Total number of portfolio holdings	36
Total advisory fees paid	$2,491,581
Portfolio turnover rate	4%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	44.85%
Consumer Discretionary	11.43%
Financials	10.68%
Healthcare	10.43%
Communication Services	9.49%
Industrials	7.88%
Real Estate	2.40%
Consumer Staples	2.29%

Top 10 equity holdings
Microsoft	14.08%
NVIDIA	10.45%
Amazon.com	6.87%
Apple	6.80%
Alphabet Class A	6.70%
Visa Class A	5.16%
UnitedHealth Group	3.70%
Motorola Solutions	3.25%
Intercontinental Exchange	2.80%
Intuit	2.77%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	14.08%
NVIDIA	10.45%
Amazon.com	6.87%
Apple	6.80%
Alphabet Class A	6.70%
Visa Class A	5.16%
UnitedHealth Group	3.70%
Motorola Solutions	3.25%
Intercontinental Exchange	2.80%
Intuit	2.77%

C000017170 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Value Series(formerly, Delaware Ivy VIP Value)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Value Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$51	1.01%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[28]
Net Assets	$ 315,597,771
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,122,943
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$315,597,771
Total number of portfolio holdings	33
Total advisory fees paid	$1,122,943
Portfolio turnover rate	17%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Healthcare	17.11%
Financials	15.24%
Information Technology	14.95%
Industrials	12.32%
Consumer Discretionary	9.06%
Consumer Staples	8.73%
Communication Services	6.06%
Energy	6.01%
Materials	3.21%
Real Estate	3.20%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.23%
Verizon Communications	3.22%
DuPont de Nemours	3.21%
Equity Residential	3.19%
Truist Financial	3.19%
TJX	3.15%
Fidelity National Information Services	3.14%
Duke Energy	3.13%
Dover	3.11%
Oracle	3.06%

Largest Holdings [Text Block]
Top 10 equity holdings
Honeywell International	3.23%
Verizon Communications	3.22%
DuPont de Nemours	3.21%
Equity Residential	3.19%
Truist Financial	3.19%
TJX	3.15%
Fidelity National Information Services	3.14%
Duke Energy	3.13%
Dover	3.11%
Oracle	3.06%

C000190649 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP High Income Series(formerly, Delaware Ivy VIP High Income)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$34	0.68%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[29]
Net Assets	$ 797,667,406
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 2,436,210
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$797,667,406
Total number of portfolio holdings	213
Total advisory fees paid	$2,436,210
Portfolio turnover rate	26%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	12.63%
Basic Industry	8.64%
Healthcare	8.25%
Leisure	7.36%
Capital Goods	7.04%
Media	7.02%
Telecommunications	5.55%
Services	5.23%
Technology & Electronics	5.23%
Insurance	4.22%

C000017176 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP High Income Series(formerly, Delaware Ivy VIP High Income)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$47	0.93%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[30]
Net Assets	$ 797,667,406
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 2,436,210
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$797,667,406
Total number of portfolio holdings	213
Total advisory fees paid	$2,436,210
Portfolio turnover rate	26%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	12.63%
Basic Industry	8.64%
Healthcare	8.25%
Leisure	7.36%
Capital Goods	7.04%
Media	7.02%
Telecommunications	5.55%
Services	5.23%
Technology & Electronics	5.23%
Insurance	4.22%

C000057543 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Aggressive Series(formerly, Delaware Ivy VIP Pathfinder Aggressive)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Pathfinder Aggressive Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$8	0.16%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[31]
Net Assets	$ 52,121,120
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$52,121,120
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	41%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.86%
Fixed Income Funds	14.69%
Global / International Equity Fund	30.02%
US Equity Funds	55.15%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	30.02%
Macquarie VIP Core Equity Series Service Class	18.92%
Macquarie VIP Corporate Bond Series Service Class	14.19%
Macquarie VIP Growth Series Service Class	14.15%
Macquarie VIP Value Series Service Class	14.10%
Macquarie VIP Smid Cap Core Series Service Class	5.56%
Macquarie VIP Small Cap Growth Series Standard Class	1.22%
Macquarie VIP Mid Cap Growth Series Standard Class	1.20%
Macquarie VIP Limited-Term Bond Series Service Class	0.25%
Macquarie VIP High Income Series Standard Class	0.25%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	30.02%
Macquarie VIP Core Equity Series Service Class	18.92%
Macquarie VIP Corporate Bond Series Service Class	14.19%
Macquarie VIP Growth Series Service Class	14.15%
Macquarie VIP Value Series Service Class	14.10%
Macquarie VIP Smid Cap Core Series Service Class	5.56%
Macquarie VIP Small Cap Growth Series Standard Class	1.22%
Macquarie VIP Mid Cap Growth Series Standard Class	1.20%
Macquarie VIP Limited-Term Bond Series Service Class	0.25%
Macquarie VIP High Income Series Standard Class	0.25%

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